Trade Payables - Summary of Trade Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,663,487	¥ 1,609,836
Trade accounts and notes payable [Member]
Disclosure of financial liabilities [line items]
Trade payables	1,359,175	1,310,944
Other [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 304,312	¥ 298,892